CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) (Parenthetical 1)	Nov. 10, 2020 shares
Statement of changes in equity [abstract]
Reverse split of share capital	1: 8.234
Number of shares existing	181,003,584
Number of converted shares	21,983,757